SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Jan. 01, 2024	Sep. 08, 2021	Aug. 01, 2021
Lease
2025	$ 28,496
2026	30,043
2027	31,590
Total future minimum lease payments	90,129
Less: imputed interest	18,244
Total	$ 71,885	$ 61,000	$ 17,000	$ 316,000